Share of net profit (loss) - Equity method (Tables)	12 Months Ended
Dec. 31, 2025
Share of net profit (loss) - Equity method
Schedule of share of net profit (loss) - Equity method

(in thousands of euros) For the period started January 1, 2025, to December 31, 2025
General and administrative expenses	(3,808)
Net operating loss	(3,808)
Financial income	7
Financial expenses	(9)
Net financial income	(2)
Income (expense) tax	(6)
Net loss for the period	(3,816)
Exchange difference on translation of foreign operations	(1,786)
Items that will be reclassified subsequently to profit or loss	(1,786)
Total comprehensive loss	(5,603)
Group’s share in %	15%
Share of net loss	(576)
Elimination of downstream sales	226
Share of net loss - Equity method	(350)

(in thousands of euros) For the period started January 1, 2024, to December 31, 2024
General and administrative expenses	(3,292)
Net operating loss	(3,292)
Financial income	32
Financial expenses	(17)
Net financial income	15
Income (expense) tax	—
Net loss for the period	(3,277)
Exchange difference on translation of foreign operations	(920)
Items that will not be reclassified subsequently to profit or loss	(920)
Total comprehensive loss	(4,197)
Group’s share in %	15%
Share of net profit	493
Elimination of downstream sales	(181)
Share of net profit - Equity method	313

(in thousands of euros) For the period started October 11, 2023, to December 31, 2023
Net loss for the period	(879)
Exchange difference on translation of foreign operations	247
Items that will not be reclassified subsequently to profit or loss	247
Total comprehensive loss	(632)
Group’s share in %	15%
Share of net loss	(134)
Elimination of downstream sales	(1,881)
Share of net loss - Equity method	(2,015)